Trading assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Securities
Financial institutions and Corporate	£ 28,754	£ 16,349
Total debt securities	50,024	29,636
Total	45,551	45,577
Deposits
Total	53,636	52,808
Trading liabilities
Deposits
Repos	26,902	23,740
Collateral received	15,075	17,680
Other deposits	1,150	1,067
Total deposits	43,127	42,487
Debt securities in issue	706	797
Short positions in financial institution and corporate securities	1,790	1,982
Total short positions	9,803	9,524
Total	53,636	52,808
Short Positions	9,803	9,524
Trading assets
Loans
Reverse repos	23,694	21,537
Collateral given	9,141	13,005
Other loans	762	1,113
Total loans	33,597	35,655
Securities
Financial institutions and corporate	3,563	2,573
Total debt securities	11,954	9,922
Total	45,551	45,577
UK
Securities
Central and local government securities	9,330	3,364
UK | Trading liabilities
Deposits
Short positions in government securities	1,893	2,313
UK | Trading assets
Securities
Central and local government securities	2,729	2,205
USA
Securities
Central and local government securities	6,164	8,112
USA | Trading liabilities
Deposits
Short positions in government securities	2,071	1,293
USA | Trading assets
Securities
Central and local government securities	2,600	2,345
Other
Securities
Central and local government securities	5,776	1,811
Other | Trading liabilities
Deposits
Short positions in government securities	4,049	3,936
Other | Trading assets
Securities
Central and local government securities	£ 3,062	£ 2,799